June 11, 2024

Securities & Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20549
Re:	Sprott Funds Trust, File Nos. 333-227545 and 811-23382

Dear Sir or Madam:

On behalf of Sprott Funds Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 31 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of the Sprott Silver Miners ETF, a proposed series of the Trust.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench